Auditor's Remuneration - Summary of Accountants Remuneration (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Auditors remuneration [Line Items]
Audit fees	€ 37	€ 42
Audit-related fees	2	3
Total	39	46
Pricewater-houseCoopers Accountants N.V. (NL) [Member]
Auditors remuneration [Line Items]
Audit fees	12	13
Audit-related fees		1
Total	€ 12	€ 14